Note 15 - Business Segment Information (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Waste Management Services [Member]
Increase (Decrease) in Total Assets	$ 0.7
Golf and Related Operations [Member]
Increase (Decrease) in Total Assets	1.2
Corporate Segment [Member]
Increase (Decrease) in Total Assets	$ 1.2
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	1	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk, Percentage	6.00%	6.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member] | Waste Management Services [Member]
Concentration Risk, Percentage	6.00%	6.00%
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | Waste Management Services [Member]
Number of Major Customers	1	1
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member]
Concentration Risk, Percentage	10.00%	12.00%
Customer Concentration Risk [Member] | Sales Revenue, Net to External Customers [Member] | One Customer [Member] | Waste Management Services [Member]
Concentration Risk, Percentage	10.00%	12.00%